T REX 2X LONG APPLE DAILY TARGET ETF

Schedule of Investments	September 30, 2024 (unaudited)

Other Assets In Excess of Liabilities - 100.00%	$7,626,753

TOTAL NET ASSETS - 100.00%	$7,626,753

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives LLC	Clear Street Derivatives LLC	Receive	X.XX% (OBFR01(b) +65pbs)	Monthly	2/14/2025	1,710,000	$7,824,856	$3,160,431
TOTAL EQUITY SWAP CONTRACTS						1,710,000	$7,824,856	$3,160,431

(a) Includes cash which is being held as collateral for total return swap contracts.
(b) OBFR01 - Overnight Bank Funding Rate, 4.83% as of September, 30, 2024.